Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure representing major components of tax expense income [line items]
Investment tax credits	$ 812,100,000	$ 812,100,000
Deferred tax	311,560,000	(314,090,000)
Deferred tax assets	602,862,000	880,705,000
Mongolia [member]
Disclosure representing major components of tax expense income [line items]
Increase decrease in deferred tax liability asset	279,400,000	347,300,000
Deferred tax assets	561,900,000	841,300,000
Deferred tax assets relating to accrued but unpaid interest expense and other temporary differences	411,200,000	452,000,000.0
Deferred tax assets relating to tax losses that expire if not recovered against taxable profits		389,300,000
Mongolia [member] | Additional operating losses and accrued but unpaid interest [member]
Disclosure representing major components of tax expense income [line items]
Increase decrease in deferred tax liability asset	28,900,000	76,600,000
Mongolia [member] | Temporary differences fixed assets [member]
Disclosure representing major components of tax expense income [line items]
Increase decrease in deferred tax liability asset	308,300,000	270,700,000
Canada [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax assets	41,000,000.0	39,400,000
Canada [member] | Non Capital Losses
Disclosure representing major components of tax expense income [line items]
Deferred tax assets	39,500,000	38,400,000
Canada [member] | Other temporary differences
Disclosure representing major components of tax expense income [line items]
Deferred tax assets relating to accrued but unpaid interest expense and other temporary differences	1,500,000	$ 1,000,000.0
Investment tax credits [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax	$ 0